OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES
Schedule of Other payables

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	352,786	310,127	47,529
Consideration received for disposal of Beijing Zhao Du (Note 9)	672,000	670,000	102,989
Current portion of other non-current liability (Note 15)	11,282	23,118	3,543
Other Payables	5,485	1,585	243

Total	1,041,553	1,006,830	154,303